Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 7.17%
Communications - 2.22%

Altice France Holding S.A., 5.500%, 10/15/2029(b)	$736,000	$644,000
Clear Channel Outdoor Holdings Inc., 7.500%, 06/01/2029(b)	1,552,000	1,420,080
CSC Holdings LLC, 3.375%, 02/15/2031(b)	270,000	178,875
DISH Network Corp., 11.750%, 11/15/2027(b)	1,750,000	1,833,125
Level 3 Financing Inc., 3.875%, 10/15/2030(b)	1,291,800	1,120,636
Trump Media & Technology Group Corp., 0.000%, 05/29/2028(f)	1,122	1,062,455
		6,259,171
Consumer Discretionary - 3.38%

1261229 B.C. Ltd., 10.000%, 04/15/2032	1,557,000	1,588,140
Beach Acquisition Bidco LLC, 10.000%, 07/15/2033	532,000	556,605
Caesars Entertainment Inc., 6.500%, 02/15/2032(b)	922,000	942,745
Community Health Systems, Inc., 6.875%, 04/15/2029	949,000	749,710
Community Health Systems, Inc., 9.750%, 01/15/2034(f)	1,692,000	1,701,518
RR Donnelley & Sons Co., 10.870%, 08/01/2029(b)	2,572,000	2,517,345
Staples Inc., 10.750%, 09/01/2029(b)	1,586,000	1,490,840
		9,546,903
Financials - 0.41%

Compass Group Diversified Holdings LLC, 5.250%, 04/15/2029	1,254,000	1,167,788
		1,167,788
Industrials - 0.33%

LABL, Inc., 8.625%, 10/01/2031(b)	1,111,000	926,296
		926,296
Real Estate - 0.83%

China Evergrande Group, 8.250%, 03/23/2022(a)(e)(f)	16,395,000	286,912
China Evergrande Group, 9.500%, 04/11/2022(a)(e)(f)	6,148,000	107,590
China Evergrande Group, 11.500%, 01/22/2023(a)(e)(f)	4,600,000	80,500
China Evergrande Group, 10.000%, 04/11/2023(a)(e)(f)	7,568,000	132,440
China Evergrande Group, 7.500%, 06/28/2023(a)(e)(f)	11,802,000	206,535
China Evergrande Group, 12.000%, 01/22/2024(a)(e)(f)	19,888,000	348,040
China Evergrande Group, 9.500%, 03/29/2024(a)(e)(f)	4,420,000	77,350
China Evergrande Group, 10.500%, 04/11/2024(a)(e)(f)	4,372,000	76,511
China Evergrande Group, 8.750%, 06/28/2025(a)(e)(f)	57,621,000	1,008,369
		2,324,247

TOTAL CORPORATE BONDS		20,224,405
(Cost $19,032,358)

	Principal Amount	Fair Value
SENIOR LOANS - 7.15%
Communications - 0.39%

Gogo Intermediate Holdings LLC, Initial Term Loan, TSFR1M + 3.750%, 04/30/2028	1,114,867	1,108,824
		1,108,824

Quarterly Report | July 31, 2025	1

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Principal Amount	Fair Value
Consumer Discretionary - 3.43%

AMC Entertainment, Term Loan, TSFR1M + 9.000%, 01/04/2029	$1,566,250	$1,579,711
J Crew Group LLC, Initial Term Loan, TSFR3M + 6.000%, 09/26/2031	4,383,442	3,731,405
The GEO Group, Inc., Term B Loan, TSFR1M + 5.250%, 04/13/2029	2,607,234	2,618,967
Vortex Opco LLC, Term Loan, TSFR3M + 6.250%, 04/30/2030	1,734,000	1,735,361
		9,665,444
Consumer, Non-cyclical - 2.14%

Revlon Intermediate Holdings IV LLC, Term Loan, TSFR6M + 6.875%, 05/02/2028	6,111,000	6,033,329
		6,033,329
Health Care - 0.41%

1261229 B.C. Ltd., Term Loan, 1M SOFR + 6.250%, 10/08/2030	548,855	539,209
ModivCare Inc., Term Loan, TSFR3M + 4.750%, 07/01/2031	954,417	612,422
		1,151,631
Industrials - 0.49%

Multi-Color Corp., Term Loan, TSFR1M + 5.000%, 10/29/2028	1,531,199	1,391,478
		1,391,478
Information Technology - 0.29%

X Corp., Term Loan, 9.500%, 10/29/2029	851,052	826,883
		826,883

TOTAL SENIOR LOANS		20,177,589
(Cost $21,247,232)

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BONDS - 2.06%
Financials - 2.06%

BSTR Holdings Inc., 1.000%, 07/15/2030(c)	1,773	1,773,000
Columbus Circle Capital Corp. I, 0.000%, 12/31/2028(c)(f)	1,714,351	1,662,920
MI7 Founders, LLC, 1.000%, 07/01/2030(c)(f)	2,364,575	2,364,575
		5,800,495

TOTAL CONVERTIBLE CORPORATE BONDS		5,800,495
(Cost $5,800,495)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITY - 0.45%
Federal National Mortgage Association (FNMA) - 0.45%

FNMA, Series 23-52, Class IO, 3.000%, 05/25/2051	6,331,801	1,256,405

TOTAL MORTGAGE-BACKED SECURITY		1,256,405
(Cost $1,190,919)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 9.33%
Communications - 3.28%

Baidu, Inc.(f)	13,235	$1,162,959
Bumble, Inc.(f)	336,908	2,621,144
Snap Inc.(f)	182,547	1,721,418
Telephone and Data Systems Inc.	8,367	326,648
Uber Technologies Inc.(f)	5,177	454,282
Weibo Corp.	308,665	2,975,531
		9,261,982
Consumer Discretionary - 1.05%

Arbe Robotics, Ltd.(f)	111,764	150,881
Capri Holdings Ltd.(f)	14,621	265,956
Dave & Buster's Entertainment(f)	5,492	160,586
Evolution AB	16,104	1,435,159
Polestar Automotive Holding UK PLC(f)	312,525	334,402
The RealReal, Inc.(f)	56,438	296,864
Winnebago Industries, Inc.	11,042	328,168
		2,972,016
Financials - 2.17%

Allfunds Group PLC	176,372	1,227,783
Cannae Holdings, Inc.	168,038	3,592,652
Compass Diversified Holdings	30,742	196,441
PagSeguro Digital Ltd.	140,185	1,097,649
VEF AB(f)	6,045	1,196
		6,115,721
Health Care - 0.26%

Arbutus Biopharma Corp.(f)	136,361	447,264
Community Health Systems Inc.(f)	111,785	290,641
		737,905
Industrials - 1.20%

The GEO Group, Inc.(f)	13,938	361,273
Vertical Aerospace Ltd.(f)	458,450	2,805,714
Voyager Technologies Inc.(f)	5,718	228,834
		3,395,821
Information Technology - 0.22%

GDS Holdings Ltd.(f)	17,560	633,389
		633,389
Materials - 0.07%

Critical Metals Corp.(f)	38,669	193,345
		193,345
Real Estate - 0.53%

Anywhere Real Estate, Inc. (f)	65,688	303,479
CBRE Group Inc.(f)	1,596	248,561
Star Holdings(f)	130,599	939,006
		1,491,046

Quarterly Report | July 31, 2025	3

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Technology - 0.55%

CommScope Holding Company, Inc.(f)	66,298	$543,643
Core Scientific Inc.(f)	31,190	422,312
IREN Ltd.(f)	6,990	112,608
Vertex, Inc.(f)	13,438	445,737
		1,524,300

TOTAL COMMON STOCK		26,325,525
(Cost $23,347,980)

	Shares	Fair Value
CLOSED END FUNDS - 8.02%
Alternative - 0.96%

BlackRock ESG Capital Allocation Term Trust	121,074	$1,974,717
Destra Multi-Alternative Fund	2,947	25,757
Tribeca Global Natural Resources Ltd.(f)	1,796	1,656
VGI Partners Global Investments Ltd.	627,796	718,145
		2,720,275
Equity - 5.16%

abrdn Life Sciences Investors	113,035	1,484,150
abrdn Total Dynamic Dividend Fund	1	9
Adams Natural Resources Fund, Inc.	36,040	772,337
Allspring Global Dividend Opportunity Fund	2,757	15,412
Argo Global Listed Infrastructure Limited	24,533	36,735
BlackRock Enhanced Global Dividend Trust	1,903	21,580
BlackRock Resources & Commodities Strategy Trust	2,252	21,507
BlackRock Science & Technology Trust II	57,904	1,231,618
Direxion Daily Robotics Artificial Intelligence & Automation Index Bull 2X Shares(f)	5,152	117,234
Diversified United Investment Ltd.	159,966	563,355
Future Generation Global Ltd.	97,988	98,551
Gabelli Dividend & Income Trust	55,473	1,461,159
Gabelli Healthcare & WellnessRx Trust	23,912	221,425
GAMCO Natural Resources, Gold & Income Trust	380	2,390
Hearts and Minds Investments, Ltd.	1,751,531	3,793,337
John Hancock Hedged Equity & Income Fund	137	1,434
MFF Capital Investments, Ltd.	556,373	1,644,741
Middlefield Canadian Income PCC	254,234	454,109
NYLI CBRE Global Infrastructure Megatrends Term Fund	60,263	864,171
Pengana International Equities, Ltd.	1,664,780	1,342,685
Tortoise Energy Infrastructure Fund, Inc.	9,663	418,794
		14,566,733
Fixed Income - 1.14%

AllianceBernstein National Municipal Income Fund	79,712	808,280
BlackRock MuniHoldings New York Quality Fund, Inc.	113	1,075
BlackRock New York Municipal Income Trust	16,688	156,867
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	379	3,782
BNY Mellon Strategic Municipals, Inc.	21,897	128,097
Eaton Vance New York Municipal Bond Fund	19,040	172,693
Ellsworth Growth and Income Fund, Ltd.	5,295	55,915
MFS High Income Municipal Trust	29,418	104,434

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Nuveen Pennsylvania Quality Municipal Income Fund	107,375	$1,165,019
PIMCO California Municipal Income Fund II	3,520	18,515
Pioneer Municipal High Income Advantage Fund, Inc.	39,278	318,545
Pioneer Municipal High Income Fund, Inc.	24,447	219,534
Pioneer Municipal High Income Opportunities Fund, Inc.	4,798	54,937
		3,207,693
Mixed Allocation - 0.07%

Virtus Dividend, Interest & Premium Strategy Fund	15,160	192,077
		192,077
Private Equity - 0.69%

Syncona Ltd.(f)	1,507,674	1,941,339
The Schiehallion Fund(f)	1,664	1,996
		1,943,335

TOTAL CLOSED END FUNDS		22,630,113
(Cost $20,338,071)

	Shares	Fair Value
INVESTMENT TRUSTS - 2.00%
Alternative - 1.58%

Bitwise 10 Crypto Index Fund(f)(g)	60,455	4,465,678
		4,465,678
Equity - 0.42%

Herald Investment Trust PLC(f)	36,669	1,191,307
		1,191,307

TOTAL INVESTMENT TRUSTS		5,656,985
(Cost $3,666,543)

	Shares	Fair Value
PREFERRED STOCK - 0.39%
Health Care - 0.12%

Integrity Labs, Inc.(c)(f)	337,488	337,488
		337,488
Technology - 0.27%

Xtend Reality Expansion Ltd. Preferred B-2(c)(f)	579,633	774,969
		774,969

TOTAL PREFERRED STOCK		1,112,457
(Cost $833,328)

Fair Value
PARTICIPATION AGREEMENT - 0.24%

PK Funding 2023 LLC(c)	686,198

TOTAL PARTICIPATION AGREEMENT	686,198
(Cost $686,198)

Quarterly Report | July 31, 2025	5

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

Fair Value
PRIVATE FUNDS - 14.51%

Alternative Capital Investments Fund III LP, Special Class Interests(f)	$6,508,180
Alternative Capital Investments Fund III LP, Special Class Interests 2	94,765
Alternative Capital Investments Fund III LP, Standard Class Interests	489,315
New Holland Special Opportunities Aggregator, LP Class M Interests(f)(h)	2,350,497
New Holland Special Opportunities Aggregator LP, Class Y-5 Interests(f)(h)	916,144
New Holland Special Opportunities Aggregator, LP Class Y Interests(h)	2,671
Stone Ridge Opportunities Fund Feeder LP(f)	30,599,999

TOTAL PRIVATE FUNDS	40,961,571
(Cost $29,958,981)

	Shares	Fair Value
UNIT TRUST - 5.24%

Grayscale Ethereum Classic Trust(f)(g)	1,398,696	14,784,210

TOTAL UNIT TRUST		14,784,210
(Cost $14,741,364)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 5.95%

180 Life Sciences, Corp.(c)(f)	177,924	471,499
1RT Acquisition Corp.(f)	23,719	249,050
Armada II, Class A(c)(f)	89,775	285
Armada II, Class B(c)(f)	11,222	112,220
Axiom Intelligence Holdings 1 LLC, Class A(c)(f)	109,718	439
Axiom Intelligence Holdings 1 LLC, Class B(c)(f)	13,715	137,150
Bengochea SPAC Sponsors II LLC, Class A(c)(f)	132,416	530
Bengochea SPAC Sponsors II LLC, Class B(c)(f)	16,552	165,520
Berto Acquisition Corp.(f)	49,218	534,015
Blue Holdings, Class A(c)(f)	137,148	549
Blue Holdings, Class B(c)(f)	13,715	137,150
Blue Water Acquisition III LLC, Class A(c)(f)	137,425	550
Blue Water Acquisition III LLC, Class B(c)(f)	17,178	171,780
Cal Redwood Acquisition Corp., Class A(c)(f)	134,662	404
Cal Redwood Acquisition Corp., Class B(c)(f)	16,833	168,330
Cantor Equity Partners II Inc.(f)	20,257	217,763
Cantor Equity Partners III Inc.(f)	31,544	330,581
Cantor Equity Partners Inc.(c)(f)	59,091	590,910
CEA Industries Inc.(c)(f)	23,342	235,754
Cohen Circle Acquisition Corp. II(c)(f)	22,236	228,586
Cohen Circle Sponsor II, LLC, Class A(c)(f)	34,290	343
Cohen Circle Sponsor II, LLC, Class B(c)(f)	6,858	68,580
Columbus Circle Capital Corp. I(c)(f)	11,429	107,890
Columbus Circle Capital Corp. I LLC, Class A(c)(f)	19,640	167,333
Columbus Circle Capital Corp. I LLC, Class B(c)(f)	2,946	32,347
Digital Asset Acquisition Corp.(f)	55,906	583,100
EGH Sponsor LLC, Class A(c)(f)	58,498	175
EGH Sponsor LLC, Class B(c)(f)	7,312	73,120

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Empery Digital Inc.(c)(f)	17,727	$177,272
Ether Reserve LLC(c)(f)	59,091	590,908
FIGX Acquisition Partners LLC Class A(c)(f)	86,860	347
FIGX Acquisition Partners LLC Class B(c)(f)	10,858	108,580
Gerresheimer AG(f)	28,920	1,431,693
GP-Act III Acquisition Corp., Class A(c)(f)	17,094	15,726
Graf Global Sponsor LLC, Class A(c)(f)(g)	15,421	15,575
HCM Investor Holdings III, LLC, Class A(c)(f)	103,450	310
HCM Investor Holdings III, LLC, Class B(c)(f)	137,934	206,901
Lightwave Acquisition Corp.(f)	21,240	216,011
LightWave Founders LLC, Class A(c)(f)	160,720	643
LightWave Founders LLC, Class B(c)(f)	16,072	160,720
MI7 Founders, LLC, Class A(c)(f)	236,458	2,130,487
New Providence Holdings III, LLC(c)(f)	15,759	157,590
NewHold Investment Corp III, Class A(c)(f)	67,027	250
NewHold Investment Corp III, Class B(c)(f)	8,378	82,976
Oxley Bridge Holdings LLC, Class A(c)(f)	128,263	513
Oxley Bridge Holdings LLC, Class B(c)(f)	160,330	160,330
Oyster Enterprises II LLC, Class A(c)(f)	134,995	540
Oyster Enterprises II LLC, Class B(c)(f)	16,874	168,740
Perimeter Acquisition Corp. I(f)	63,970	648,656
Pioneer Acquisition 1 Sponsor Holdco LLC, Class A(c)(f)	137,148	549
Pioneer Acquisition 1 Sponsor Holdco LLC, Class B(c)(f)	171,435	171,435
ProCap Acquisition Corp.(f)	61,838	660,430
Real Asset Acquisition Corp.(f)	25,855	262,428
Renatus Tactical Acquisition Corp. I(f)	5,464	63,382
Republic Digital Acquisition Company(f)	128,293	1,327,833
Sonnet BioTherapeutics Holdings, Inc.(c)(f)	283,636	354,545
Soulpower Acquisition Sponsor LLC, Class A(c)(f)	120,459	482
Soulpower Acquisition Sponsor LLC, Class B(c)(f)	15,057	150,570
Titan Acquisition Sponsor Holdco, LLC, Class A(c)(f)	72,306	289
Trump Media & Technology Group Corp.(f)	43,631	767,469
TV Partners III, LLC, Class A(c)(f)	167,872	504
TV Partners III, LLC, Class B(c)(f)	209,841	209,841
VO Sponsor II, LLC Class A(c)(f)	72,306	217
VO Sponsor II, LLC Class B(c)(f)	90,383	90,383
Wen Acquisition Corp.(f)	123,847	1,318,970
Wen Sponsor LLC, Class A(c)(f)	125,704	503
Wen Sponsor LLC, Class B(c)(f)	157,130	157,130
XTao Inc.(c)(f)(g)	35,469	177,345

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		16,775,026
(Cost $17,038,997)

	Contracts	Fair Value
WARRANTS - 1.13%

Berto Acquisition Corp., Expires 05/01/2030, Strike Price $11.50(f)	6,645	4,984
Critical Metals Corp., Expires 02/07/2029, Strike Price $7.00(f)	38,669	54,137
Digital Asset Acquisition Corp., Expires 04/01/2030, Strike Price $11.50(f)	29,467	25,784
Dynamix Corp., Expires 10/25/2029, Strike Price $11.50(f)	36,822	69,225

Quarterly Report | July 31, 2025	7

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Contracts	Fair Value
EQV Ventures Acquisition Corp., Expires 07/01/2031, Strike Price $11.50(f)	19,277	$15,037
Fact II Acquisition Corp., Expires 11/26/2031, Strike Price $11.50(f)	22,895	5,721
Gores Holdings X Inc., Expires 05/02/2030, Strike Price $11.50(f)	3,460	4,325
GP-Act III Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)	23,593	6,601
GP-Act III Acquisition Corp., Class B Warrants, Expires 5 years after initial business combination, Strike Price $11.50(c)(f)	21,362	3,691
Graf Global Corp, Expires with the closing of initial business combination, Strike Price $11.50(c)(f)(g)	19,276	3,566
HCM II Acquisition Corp., Expires 8/02/2029, Strike Price $11.509(f)	5,504	12,659
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50(f)	18,390	3,145
Launch Two Acquisition Corp., Expires 10/09/2029, Strike Price $11.50(f)	1,652	826
Live Oak Acquisition Corp. V, Expires 02/20/2030, Strike Price $11.50(f)	18,443	12,449
Melar Acquisition Corp I, Expires 6/10/2029, Strike Price $11.50(f)	32,537	6,442
MI7 Founders, LLC, Class A, Expires 5 years after closing, Strike Price $11.50(f)	236,458	321,583
MI7 Founders, LLC, Class Z, Expires 5 years after closing, Strike Price $11.50(f)	78,859	107,248
New Providence Acquisition Corp. III, Expires 04/24/2030, Strike Price $11.50(f)	6,181	3,152
New Providence Holdings III, LLC, Expires with the closing of initial business combination, Strike Price $11.50(c)(f)	126,069	378
NewHold Investment Corp II-A., Expires 04/17/2030, Strike Price $11.50(f)	2,084	615
NewHold Investment Corp III., Expires 5 years after initial business combination, Strike Price $11.50(c)(f)(i)	4,189	-
Perimeter Acquisition Corp. I, Expires 05/13/2030, Strike Price $11.50(f)	33,393	19,986
Plum Acquisition Corp IV, Expires 08/19/2029, Strike Price $11.50(f)	4,175	1,096
Real Asset Acquisition Corp., Expires 04/24/2030, Strike Price $11.50(f)	87,360	34,944
Renatus Tactical Acquisition Corp. I, Expires 05/15/2030, Strike Price $11.50(f)	3,588	6,207
Republic Digital Acquisition Co, Expires 05/01/2030, Strike Price $11.50(f)	64,146	52,279
Rithm Acquisition Corp., Expires 12/30/2025, Strike Price $0.10(f)	1,581	790
Roman DBDR Acquisition Corp II., Expires 10/31/2031, Strike Price $11.50(f)	19,566	9,857
SIM Acquisition Corp. I, Expires0 6/01/2031, Strike Price $11.50(f)	12,138	4,005
Titan Acquisition Sponsor Holdco, LLC, Expires 5 years after initial business combination, Strike Price $11.50(c)(f)	90,383	90,383
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50(f)	30,000	26,999
Vertical Aerospace, Ltd. Class A Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	249,443	1,168,062
Vertical Aerospace, Ltd. Class B Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	249,443	1,104,716
Willow Lane Acquisition Corp., Expires 10/31/2031, Strike Price $11.50(f)	32	17

TOTAL WARRANTS		3,180,909
(Cost $376,107)

	Contracts	Fair Value
RIGHTS - 0.01%

Inflection Point Acquisition Corp. III, Expires 06/16/2075(f)	54,192	20,593
Hennessy Capital Investment Corp. VII, Expires 12/30/2025(f)	7,305	2,008
K&F Growth Acquisition Corp. II, Expires 12/30/2025(f)	4,142	539

TOTAL RIGHTS		23,140
(Cost $19,701)

	Contracts	Fair Value
OPTIONS - 1.90%(j)
Put Option Contracts - 1.90%

S&P 500 Index, Expires 07/31/2025, Strike Price $5,460(f)	27	68
S&P 500 Index, Expires 07/31/2025, Strike Price $5,465(f)	28	70
S&P 500 Index, Expires 08/15/2025, Strike Price $5,705(f)	3	690

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Contracts	Fair Value
S&P 500 Index, Expires 08/15/2025, Strike Price $5,720(f)	3	$930
S&P 500 Index, Expires 08/15/2025, Strike Price $5,755(f)	6	1,620
S&P 500 Index, Expires 08/15/2025, Strike Price $5,760(f)	7	2,800
S&P 500 Index, Expires 08/15/2025, Strike Price $5,770(f)	13	5,980
S&P 500 Index, Expires 08/15/2025, Strike Price $5,775(f)	7	1,960
S&P 500 Index, Expires 08/15/2025, Strike Price $5,780(f)	6	2,490
S&P 500 Index, Expires 08/15/2025, Strike Price $5,785(f)	8	3,360
S&P 500 Index, Expires 08/15/2025, Strike Price $5,790(f)	10	2,850
S&P 500 Index, Expires 09/19/2025, Strike Price $5,845(f)	13	31,785
S&P 500 Index, Expires 09/19/2025, Strike Price $5,855(f)	17	41,548
S&P 500 Index, Expires 09/19/2025, Strike Price $5,860(f)	49	118,335
S&P 500 Index, Expires 09/19/2025, Strike Price $5,870(f)	9	26,055
S&P 500 Index, Expires 09/19/2025, Strike Price $5,875(f)	13	30,784
S&P 500 Index, Expires 09/19/2025, Strike Price $5,880(f)	43	146,415
S&P 500 Index, Expires 09/19/2025, Strike Price $5,885(f)	17	58,650
S&P 500 Index, Expires 09/19/2025, Strike Price $5,890(f)	9	39,330
S&P 500 Index, Expires 09/19/2025, Strike Price $5,950(f)	11	46,574
S&P 500 Index, Expires 09/19/2025, Strike Price $5,955(f)	20	82,000
S&P 500 Index, Expires 09/19/2025, Strike Price $5,965(f)	17	71,315
S&P 500 Index, Expires 09/19/2025, Strike Price $5,975(f)	10	34,090
S&P 500 Index, Expires 09/19/2025, Strike Price $5,985(f)	14	45,696
S&P 500 Index, Expires 09/19/2025, Strike Price $5,995(f)	9	39,870
S&P 500 Index, Expires 09/19/2025, Strike Price $6,000(f)	9	41,409
S&P 500 Index, Expires 09/19/2025, Strike Price $6,005(f)	21	85,680
S&P 500 Index, Expires 09/19/2025, Strike Price $6,015(f)	13	58,630
S&P 500 Index, Expires 10/17/2025, Strike Price $6,050(f)	9	71,730
S&P 500 Index, Expires 10/17/2025, Strike Price $6,060(f)	8	64,640
S&P 500 Index, Expires 10/17/2025, Strike Price $6,085(f)	6	42,162
S&P 500 Index, Expires 10/17/2025, Strike Price $6,090(f)	5	40,300
S&P 500 Index, Expires 10/17/2025, Strike Price $6,100(f)	13	116,350
S&P 500 Index, Expires 10/17/2025, Strike Price $6,120(f)	73	664,300
S&P 500 Index, Expires 10/17/2025, Strike Price $6,125(f)	5	43,235
S&P 500 Index, Expires 10/17/2025, Strike Price $6,140(f)	57	531,924
S&P 500 Index, Expires 10/17/2025, Strike Price $6,145(f)	47	449,085
S&P 500 Index, Expires 10/17/2025, Strike Price $6,150(f)	50	406,500
S&P 500 Index, Expires 10/17/2025, Strike Price $6,165(f)	69	665,160
S&P 500 Index, Expires 10/17/2025, Strike Price $6,185(f)	35	330,400
S&P 500 Index, Expires 10/17/2025, Strike Price $6,205(f)	27	290,520
S&P 500 Index, Expires 10/17/2025, Strike Price $6,240(f)	9	102,960
S&P 500 Index, Expires 11/21/2025, Strike Price $6,305(f)	19	257,450
S&P 500 Index, Expires 11/21/2025, Strike Price $6,310(f)	19	259,920

TOTAL OPTIONS		5,357,620
(Premiums paid $11,580,025)

Quarterly Report | July 31, 2025	9

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 7.54%

BNY Mellon U.S. Treasury Fund, 7 Day Yield, 4.150%(g)(h)	16,678,716	$16,678,716
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield, 4.190%	4,597,504	4,597,504

TOTAL MONEY MARKET FUNDS		21,276,220
(Cost $21,276,220)

Total Investments in Securities - 73.09%		206,228,868
(Cost $191,134,519)

Other Assets in Excess of Liabilities - 26.91%		75,926,098

NET ASSETS - 100.00%		$282,154,966
Amounts above are shown as a percentage of net assets as of July 31, 2025.

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
CORPORATE BONDS - (3.30%)
Consumer Discretionary - (2.18%)

Biocon Biologics Global PLC, 6.670%, 10/09/2029	$(3,630,000)	$(3,430,411)
Star Parent Inc., 9.000%, 10/01/2030	(2,586,000)	(2,728,230)
		(6,158,641)
Industrials - (0.68%)

Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 4.375%, 02/01/2029	(355,000)	(304,857)
Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 5.250%, 05/15/2027	(1,637,000)	(1,600,169)
		(1,905,026)
Real Estate - (0.44%)

CPI Property Group SA, 1.750%, 01/14/2030(e)	(1,257,000)	(1,256,634)
		(1,256,634)

TOTAL CORPORATE BONDS		(9,320,301)
(Proceeds $9,089,640)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - (62.17%)
Sovereign - (62.17%)

United States Treasury, 3.750%, 06/30/2027	(86,614,000)	(86,265,517)
United States Treasury, 3.875%, 06/30/2030	(30,076,000)	(29,945,004)
United States Treasury, 4.250%, 05/15/2035	(59,827,000)	(59,214,706)

TOTAL SOVEREIGN DEBT OBLIGATIONS		(175,425,227)
(Proceeds $175,480,221)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCK - (10.54%)
Communications - (2.21%)

Cogent Communications Holdings Inc.(f)	(3,543)	$(886,636)
DoorDash, Inc.(f)	(1,415)	(64,510)
Formula One Group(f)	(1,740)	(174,609)
Meta Platforms, Inc.(f)	(2,212)	(1,710,849)
Netflix, Inc.(f)	(585)	(678,249)
News Corp.(f)	(2,161)	(63,361)
Pinterest, Inc.(f)	(6,042)	(233,221)
Reddit Inc.(f)	(334)	(53,637)
ROBLOX Corp.(f)	(5,818)	(801,662)
Roku Inc.(f)	(1,352)	(127,304)
Spotify Technology SA.(f)	(998)	(625,287)
System1 Inc.(f)	(2,433)	(15,133)
The Trade Desk, Inc.(f)	(4,015)	(349,144)
The Walt Disney Company(f)	(931)	(110,891)
Zillow Group, Inc.(f)	(4,287)	(341,031)
		(6,235,524)
Consumer Discretionary - (1.05%)

Amazon.com, Inc.(f)	(5,465)	(1,279,411)
Chewy Inc.(f)	(3,391)	(124,450)
Coupang Inc.(f)	(5,974)	(175,815)
DraftKings Inc.(f)	(5,193)	(233,893)
Ferrari N.V.(f)	(426)	(188,884)
MercadoLibre, Inc.(f)	(233)	(553,116)
Sweetgreen, Inc.(f)	(5,795)	(74,640)
The Home Depot, Inc.(f)	(141)	(51,819)
Wayfair Inc.(f)	(3,209)	(210,639)
YETI Holdings Inc.(f)	(1,606)	(59,004)
		(2,951,671)
Consumer Staples - (0.09%)

The Clorox Company(f)	(1,973)	(247,730)
		(247,730)
Energy - (0.12%)

Enbridge, Inc.(f)	(1,632)	(73,909)
MPLX LP(f)	(998)	(52,395)
Pembina Pipeline Corp.(f)	(2,220)	(82,513)
TC Energy Corp.(f)	(1,331)	(63,553)
Williams Cos., Inc.(f)	(1,130)	(67,744)
		(340,114)
Financials - (1.09%)

Affirm Holdings Inc.(f)	(6,776)	(464,563)
American Express Co.	(856)	(256,209)
Bank of America Corp.(f)	(1,242)	(58,709)
Block Inc.(f)	(4,287)	(331,214)
Brookfield Corp.(f)	(2,098)	(140,671)
CME Group Inc.(f)	(533)	(148,323)

Quarterly Report | July 31, 2025	11

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Corpay Inc.(f)	(207)	$(66,871)
Intercontinental Exchange, Inc.(f)	(1,724)	(318,647)
MasterCard Inc.	(935)	(529,649)
MSCI Inc.(f)	(523)	(293,591)
Paysafe Ltd.(f)	(4,008)	(48,697)
Robinhood Markets Inc.(f)	(666)	(68,631)
Visa Inc.(f)	(634)	(219,028)
Webster Financial Corp.(f)	(2,066)	(119,105)
		(3,063,908)
Health Care - (1.06%)

Agios Pharmaceuticals Inc.(f)	(1,868)	(69,527)
Alnylam Pharmaceuticals, Inc.(f)	(1,388)	(544,429)
Boston Scientific Corp.(f)	(1,045)	(109,641)
Denali Therapeutics Inc.(f)	(4,876)	(67,435)
Edwards Lifesciences Corp.(f)	(617)	(48,934)
Eli Lilly and Company(f)	(195)	(144,314)
Guardant Health Inc.(f)	(3,217)	(131,833)
Incyte Corp.(f)	(1,063)	(79,608)
Insmed Inc.(f)	(716)	(76,812)
Inspire Medical Systems Inc.(f)	(536)	(66,753)
Insulet Corp.(f)	(973)	(280,613)
Ionis Pharmaceuticals Inc.(f)	(5,354)	(230,115)
Moderna, Inc.(f)	(7,776)	(229,859)
Natera Inc.(f)	(350)	(46,781)
Neurocrine Biosciences Inc.(f)	(1,508)	(193,371)
Penumbra Inc.(f)	(400)	(100,908)
Revolution Medicines Inc.(f)	(2,312)	(86,168)
Stryker Corp.(f)	(273)	(107,215)
Tenet Healthcare Corp.(f)	(282)	(45,481)
The Ensign Group, Inc.(f)	(626)	(93,900)
UnitedHealth Group Inc.(f)	(322)	(80,358)
Vertex Pharmaceuticals Inc.(f)	(348)	(158,991)
		(2,993,046)
Industrials - (1.26%)

Alight, Inc.	(66,767)	(357,871)
Blade Air Mobility Inc.(f)	(12,237)	(48,826)
Clean Harbors Inc.(f)	(432)	(101,870)
Dun & Bradstreet Holdings, Inc.	(100,661)	(916,015)
Equifax Inc.(f)	(1,130)	(271,460)
Exponent Inc.(f)	(2,691)	(185,571)
Generac Holdings, Inc.	(415)	(80,796)
Graco Inc.	(3,732)	(313,413)
Leonardo DRS Inc.(f)	(2,395)	(99,632)
Paycom Software Inc.(f)	(1,113)	(257,704)
Rollins Inc.(f)	(5,063)	(289,958)
Union Pacific Corp.(f)	(206)	(45,726)
Verisk Analytics Inc.(f)	(1,201)	(334,731)
Vicor Corp.(f)	(1,476)	(65,593)
Watsco Inc.	(395)	(178,098)
		(3,547,264)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Information Technology - (1.29%)

Amphenol Corp.(f)	(1,819)	$(193,742)
Arlo Technologies Inc.(f)	(8,264)	(133,877)
Astera Labs Inc.(f)	(747)	(102,137)
Aurora Innovation Inc.(f)	(33,683)	(195,698)
AvePoint Inc.(f)	(5,242)	(100,017)
Celestica Inc.(f)	(3,523)	(704,107)
CEVA Inc.(f)	(2,406)	(51,416)
Coherent Corp.(f)	(595)	(64,022)
Harmonic Inc.(f)	(5,884)	(50,073)
Kulicke & Soffa Industries Inc.(f)	(1,681)	(55,070)
Littelfuse Inc.(f)	(340)	(87,492)
Oracle Corp.	(562)	(142,619)
Pure Storage Inc.(f)	(989)	(58,865)
Qualys Inc.(f)	(2,247)	(299,008)
Red Violet Inc.(f)	(1,492)	(66,140)
Sabre Corp.(f)	(69,632)	(210,985)
Samsara Inc.(f)	(5,013)	(190,644)
Super Micro Computer Inc.(f)	(5,115)	(301,632)
Trimble Inc.(f)	(1,242)	(104,191)
VeriSign Inc.(f)	(2,004)	(538,815)
		(3,650,550)
Materials - (0.00%)(d)

Teck Resources Ltd.(f)	(1,117)	(36,258)
		(36,258)
Real Estate - (0.23%)

Choice Properties Real Estate Investment Trust	(6,132)	(62,798)
Lineage Inc.(f)	(3,064)	(291,662)
Lineage Inc.	(1,658)	(71,543)
Prologis Inc.(f)	(438)	(46,770)
Rayonier Inc.(f)	(2,359)	(54,988)
RioCan Real Estate Investment Trust	(4,099)	(52,214)
SmartCentres Real Estate Investment Trust	(3,207)	(58,789)
		(638,764)
Technology - (1.98%)

Arista Networks, Inc.(f)	(1,202)	(148,110)
Cloudflare, Inc.(f)	(6,704)	(1,392,287)
Datadog Inc.(f)	(1,193)	(166,996)
Doximity Inc.(f)	(4,552)	(267,430)
Duolingo Inc.(f)	(986)	(341,698)
Fabrinet.(f)	(1,270)	(411,137)
HubSpot, Inc.(f)	(84)	(43,651)
KLA CORP.(f)	(205)	(180,201)
Monolithic Power Systems Inc.(f)	(128)	(91,039)
NVIDIA Corp.(f)	(2,295)	(408,212)
Pegasystems Inc.	(4,524)	(265,604)
Rapid7, Inc.(f)	(586)	(12,376)
Salesforce Inc.(f)	(301)	(77,757)
ServiceNow, Inc.(f)	(54)	(50,928)
Shopify Inc.(f)	(7,056)	(861,836)

Quarterly Report | July 31, 2025	13

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Snowflake Inc.(f)	(2,139)	$(478,066)
SPS Commerce Inc.(f)	(368)	(40,062)
Varonis Systems Inc.(f)	(2,905)	(162,186)
Workday, Inc.(f)	(848)	(194,514)
		(5,594,090)
Utilities - (0.16%)

AES Corp.(f)	(3,345)	(43,987)
Clearway Energy Inc.(f)	(1,452)	(47,379)
DTE Energy Co.(f)	(350)	(48,445)
Ormat Technologies Inc.(f)	(1,139)	(101,839)
Vistra Corp.(f)	(748)	(155,989)
Xcel Energy, Inc.(f)	(660)	(48,471)
		(446,110)

TOTAL COMMON STOCK		(29,745,029)
(Proceeds $29,594,324)

	Shares	Fair Value
CLOSED END FUNDS - (0.96%)
Equity - (0.96%)

Energy Select Sector SPDR Fund(f)	(7,871)	(686,430)
Health Care Select Sector SPDR Fund(f)	(159)	(20,738)
Industrial Select Sector SPDR Fund(f)	(1,823)	(277,114)
iShares Russell 2000 ETF(f)	(1,092)	(239,574)
Materials Select Sector SPDR Fund(f)	(857)	(75,185)
Utilities Select Sector SPDR Fund(f)	(16,568)	(1,419,381)
		(2,718,422)

TOTAL CLOSED END FUNDS		(2,718,422)
(Proceeds $2,591,971)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - (18.43%)
Alternative - (3.52%)

Grayscale Bitcoin Trust BTC(f)(g)	(108,324)	(9,941,977)
		(9,941,977)
Equity - (14.91%)

Invesco S&P 500 Equal Weight ETF(f)	(6,240)	(1,145,850)
iShares Biotechnology ETF(f)	(12,400)	(1,646,224)
iShares Global Infrastructure ETF(f)	(7,524)	(444,518)
iShares MSCI ACWI ETF	(42,191)	(5,483,142)
iShares Russell 1000 Value ETF(f)	(10,703)	(2,091,580)
Vanguard FTSE Developed Markets ETF(f)	(249,672)	(14,036,560)
Vanguard FTSE Emerging Markets ETF(f)	(201,773)	(10,048,295)
Vanguard Total Stock Market ETF	(23,028)	(7,159,175)
		(42,055,344)

TOTAL EXCHANGE TRADED FUNDS		(51,997,321)
(Proceeds $50,191,643)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - (2.03%)

Accenture plc(f)	(203)	$(54,221)
Advanced Drainage Systems Inc.(f)	(671)	(76,997)
Akero Therapeutics Inc.(f)	(1,390)	(67,902)
Alliant Energy Corp.	(627)	(40,761)
AltaGas Ltd.(f)	(2,242)	(66,195)
Ashland Inc.(f)	(1,053)	(54,293)
Axsome Therapeutics Inc.(f)	(509)	(51,602)
Bank of Montreal	(371)	(40,950)
Bentley Systems Inc.(f)	(1,221)	(70,794)
BioMarin Pharmaceutical Inc.(f)	(1,064)	(61,552)
Booz Allen Hamilton Holding Corp.(f)	(549)	(58,924)
Boralex Inc.(f)	(2,617)	(59,230)
Brookfield Infrastructure Partners LP(f)	(1,959)	(61,121)
Canadian Imperial Bank of Commerce(f)	(540)	(38,594)
Capital Power Corp.(f)	(2,108)	(88,330)
Ciena Corp.(f)	(560)	(51,990)
Corning Inc.(f)	(967)	(61,153)
Credo Technology Group Holding Ltd.(f)	(1,233)	(137,541)
CyberArk Software Ltd.(f)	(530)	(218,079)
Cytokinetics Inc.(f)	(1,247)	(46,937)
Darling Ingredients Inc.(f)	(1,163)	(37,658)
Dell Technologies Inc.(f)	(580)	(76,960)
Diamondback Energy Inc.(f)	(414)	(61,545)
Donaldson Company, Inc.(f)	(801)	(57,648)
Dynatrace Inc.(f)	(771)	(40,562)
Eaton Corporation plc(f)	(199)	(76,559)
Elastic NV(f)	(638)	(53,401)
Electronic Arts Inc.(f)	(269)	(41,020)
Emera Inc.(f)	(929)	(43,621)
EOG Resources Inc.(f)	(748)	(89,775)
Equinox Gold Corp.(f)	(9,293)	(56,687)
First Advantage Corp.(f)	(2,245)	(38,816)
GE Vernova Inc.(f)	(78)	(51,503)
Gibson Energy Inc.(f)	(3,461)	(62,321)
Globant SA(f)	(615)	(51,820)
GMO internet group Inc.(f)	(2,131)	(55,027)
Graphic Packaging Holding Company(f)	(1,956)	(43,736)
Harmony Biosciences Holdings Inc.(f)	(1,516)	(53,333)
Hubbell Inc.(f)	(108)	(47,248)
IDEX Corp.	(1,126)	(184,112)
Infomart Corp.(f)	(17,167)	(47,699)
International Flavors & Fragrances Inc.(f)	(569)	(40,416)
JFrog Ltd.(f)	(1,866)	(81,003)
Keyera Corp.(f)	(1,880)	(58,967)
Manulife Financial Corp.(f)	(1,847)	(57,146)
Medpace Holdings Inc.(f)	(419)	(178,997)
Merus NV(f)	(746)	(49,415)
monday.com Ltd.(f)	(159)	(41,704)

Quarterly Report | July 31, 2025	15

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

	Shares	Fair Value
Money Forward Inc.(f)	(2,141)	$(85,938)
MonotaRO Co Ltd.(f)	(8,162)	(146,353)
Morgan Stanley	(759)	(108,127)
NexGen Energy Ltd.(f)	(44,039)	(295,585)
Northland Power Inc.	(5,115)	(83,576)
Nu Holdings Ltd.(f)	(4,868)	(59,487)
nVent Electric plc(f)	(716)	(56,149)
Peabody Energy Corp.(f)	(2,571)	(41,522)
Pentair plc(f)	(575)	(58,765)
Philip Morris International Inc.(f)	(294)	(48,231)
PTC Inc.(f)	(422)	(90,650)
Radware Ltd.(f)	(2,749)	(70,374)
Repligen Corp.(f)	(472)	(55,257)
Scholar Rock Holding Corp.(f)	(1,360)	(50,388)
Service Corporation International(f)	(552)	(42,123)
SharkNinja Inc.(f)	(1,429)	(165,907)
Topaz Energy Corp.(f)	(3,380)	(62,814)
Topicus.com Inc.(f)	(713)	(97,770)
Tourmaline Oil Corp.(f)	(1,750)	(74,479)
Trane Technologies plc(f)	(154)	(67,464)
Transocean Ltd.(f)	(24,993)	(72,980)
uniQure NV(f)	(3,441)	(47,899)
Valmont Industries Inc.(f)	(147)	(53,501)
Veralto Corp.(f)	(481)	(50,423)
Verizon Communications Inc.(f)	(1,058)	(45,240)
Vertiv Holdings Co(f)	(505)	(73,528)
Vigil Neuroscience Inc.(f)	(5,225)	(42,061)
Waste Connections Inc.(f)	(279)	(52,099)
Watts Water Technologies Inc.(f)	(204)	(53,513)
Wheaton Precious Metals Corp.(f)	(966)	(88,399)
Whitecap Resources Inc.	(5,887)	(44,441)
WingArc1st Inc.(f)	(1,896)	(45,577)
Xylem Inc.(f)	(616)	(89,086)

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		(5,705,571)
(Proceeds $5,777,356)

Total Securities Sold Short - (97.43%)		$(274,911,871)
(Proceeds $272,725,155)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

(a)	Security is in default as of year-end and is therefore non-income producing.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the “Securities Act”). Total market value of Rule 144A securities amounts to $11,073,942, which represented approximately 3.92% of net assets as of July 31, 2025. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, the aggregate market value of those securities was $1,067,613, which represents approximately 0.38% of net assets.
(f)	Non-income producing security.
(g)	A portion or all of the security is owned by SABA SPV I, a wholly-owned subsidiary of the Fund.
(h)	A portion or all of the security is owned by SABA SPV II, a wholly-owned subsidiary of the Fund.
(i)	At July 31, 2025, the value of these investments amounted to $0, representing 0.0% of the net assets of the Fund.
(j)	At July 31, 2025, all options held by the Fund are exchange traded listed options.

Investment Abbreviations:

ESTRON - Euro Short-Term Rate

OBFR - United States Overnight Bank Funding Rate

SONIA - Sterling Over Night Index Average

Reference Rates:

ESTRON - Euro Short-Term Rate as of July 31, 2025 was 1.919%

OBFR - United States Overnight Bank Funding Rate as of July 31, 2025 was 4.330%

TSFR1M - CME Term SOFR 1 Month as of July 31, 2025 was 4.351%

TSFR3M - CME Term SOFR 3 Month as of July 31, 2025 was 4.301%

TSFR6M - CME Term SOFR 6 Month as of July 31, 2025 was 4.191%

SONIA - Sterling Overnight Index Average as of July 31, 2025 was 4.217%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCO - Morgan Stanley & Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Eurozone Currency

GBP - Great British Pound

JPY - Japanese Yen

SEK - Swedish Krona

USD - United States Dollar

Quarterly Report | July 31, 2025	17

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
AEYE Health Inc.(a)	$224,992	$224,992
BeeHero Ltd.(a)	178,159	205,791
G-ILS Transportation Ltd.(a)	2,000,000	1,928,618
Nemo Enterprises, Inc.(a)	64,450	64,450
	$2,467,601	$2,423,851

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation
JPM	10/09/2025	USD	$9,496,418	AUD	$9,388,469	$107,949
JPM	10/09/2025	USD	2,795,829	CAD	2,751,542	44,287
JPM	09/26/2025	USD	16,247,083	EUR	15,921,038	326,045
JPM	09/26/2025	USD	7,042,669	GBP	6,871,094	171,575
JPM	10/09/2025	USD	1,668,145	JPY	1,617,103	51,042
JPM	10/09/2025	USD	2,437,120	SEK	2,359,964	77,156
						$778,054

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Depreciation
JPM	10/09/2025	AUD	$1,286,973	USD	$1,306,403	$(19,430)
JPM	10/09/2025	CAD	1,303,362	USD	1,316,234	(12,872)
JPM	09/26/2025	GBP	75,231,573	USD	77,536,662	(2,305,089)
						$(2,337,391)
						$(1,559,337)

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
FTSE 100 IDX FUT Sep25	(14)	09/19/2025	$1,686,038	$(67,705)
FTSE 250 Index FUT Sep25	(106)	09/19/2025	6,247,856	(142,958)
NASDAQ 100 E-MINI Sep25	(28)	09/19/2025	12,247,084	(837,316)
US 10YR NOTE (CBT) Sep25	(27)	09/19/2025	3,012,714	14,027
				$(1,033,952)
				$(1,033,952)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TO BE ANNOUNCED (TBA) MORTGAGE-BACKED SECURITIES (MBS) FORWARD CONTRACTS

Counterparty	Description	Maturity Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
JPM	FNCL 5.5 9/25 TBA MSFTA	09/11/2025	$175,000,000	$273,438
JPM	FNCL 6 9/25 TBA MSFTA	09/11/2025	75,000,000	117,188
				$390,626

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Caesars Entertainment Inc.	(5.00)%	USD	12/20/2029	$862,000	$(96,861)	$124,160	$27,299
Sell	CSC Holdings Ltd.	5.00%	USD	06/20/2028	242,000	(44,982)	90,145	45,163
Buy	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	2,915,000	(13,150)	267,409	254,259
						$(154,993)	$481,714	$326,721

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index, Series 43	(5.00)%	USD	06/20/2028	105,529,000	$(7,981,404)	$7,384,147	$(597,257)
Sell	Markit CDX High Yield Index, Series 44	5.00%	USD	06/20/2028	209,469,000	16,295,501	(15,773,235)	522,266
						$8,314,097	$(8,389,088)	$(74,991)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Aberforth Smaller Companies Trust PLC	GBP	7,513	01/30/2026	SONIA	35 bps	$7,629	$116
JPM	abrdn Asia Focus PLC	GBP	240,671	01/30/2026	SONIA	35 bps	242,795	2,124
JPM	abrdn Diversified Income and Growth Trust PLC	GBP	1,592,887	03/31/2026	SONIA	35 bps	1,594,556	1,669
JPM	abrdn New India Investment Trust PLC	GBP	421,202	01/30/2026	SONIA	35 bps	419,112	(2,090)
JPM	abrdn UK Smaller Cos Growth Trust PLC	GBP	2,988,484	04/30/2026	SONIA	35 bps	3,005,626	17,142
JPM	Allianz Technology Trust PLC	EUR	2,420,772	10/31/2025	ESTRON	35 bps	2,503,238	82,466
JPM	Aurora UK Alpha PLC	GBP	2,960	01/30/2026	SONIA	35 bps	2,984	24
JPM	Avi Global Trust PLC	GBP	827,932	06/30/2026	SONIA	35 bps	842,571	14,639
JPM	Baillie Gifford European Growth Trust PLC	GBP	1,021,078	05/29/2026	SONIA	35 bps	1,001,721	(19,357)

Quarterly Report | July 31, 2025	19

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Baillie Gifford Japan Trust PLC	GBP	649,388	06/30/2026	SONIA	35 bps	$653,300	$3,912
JPM	Baillie Gifford Shin Nippon PLC	GBP	280,747	02/27/2026	SONIA	35 bps	283,852	3,105
JPM	Baillie Gifford UK Growth Trust PLC	GBP	62,579	05/29/2026	SONIA	35 bps	64,113	1,534
JPM	Baillie Gifford US Growth Trust PLC	GBP	12,753,087	03/31/2026	SONIA	35 bps	12,944,144	191,057
JPM	Bankers Investment Trust PLC	GBP	4,489,531	11/28/2025	SONIA	35 bps	4,518,731	29,200
JPM	BB Biotech AG	CHF	136,908	11/28/2025	SARON	35 bps	1,335,362	1,198,454
JPM	Bellevue Healthcare Trust PLC	GBP	196,708	01/30/2026	SONIA	35 bps	197,051	343
JPM	BlackRock Smaller Companies Trust PLC	GBP	2,669,435	04/30/2026	SONIA	35 bps	2,714,403	44,968
JPM	BlackRock Throgmorton Trust PLC	GBP	1,147,445	11/28/2025	SONIA	35 bps	1,162,925	15,480
JPM	Brown Advisory US Smaller Companies PLC	GBP	863,490	03/31/2026	SONIA	35 bps	863,490	-
JPM	CQS Natural Resources Growth and Income PLC	GBP	2,431,721	03/31/2026	SONIA	35 bps	2,353,817	(77,904)
JPM	Diverse Income Trust PLC	GBP	920,914	10/31/2025	SONIA	35 bps	912,143	(8,771)
JPM	Ecofin Global Utilities/Infrastructure Trust	GBP	2,505,814	04/30/2026	SONIA	35 bps	2,483,137	(22,677)
JPM	Geiger Counter, Ltd.	GBP	65,185	09/30/2025	SONIA	35 bps	63,902	(1,283)
JPM	Gresham House Energy Storage Fund PLC	GBP	77,699	04/30/2026	SONIA	35 bps	78,285	586
JPM	HBM Healthcare Investments AG	CHF	752,776	01/30/2026	SARON	35 bps	752,776	-
JPM	Henderson Smaller Companies Inv Trust PLC	GBP	2,033,817	05/29/2026	SONIA	35 bps	2,090,377	56,560
JPM	Herald Investment Trust PLC	GBP	12,178,337	03/31/2026	SONIA	35 bps	12,328,687	150,350
JPM	Impax Environmental Markets PLC	GBP	2,984,095	10/31/2025	SONIA	35 bps	3,002,863	18,768
JPM	International Biotechnology Trust PLC	GBP	216,123	11/28/2025	SONIA	35 bps	218,850	2,727
JPM	Invesco Perpetual UK Smaller Companies Investment Trust PLC	USD	300,252	09/30/2025	OBFR	35 bps	297,112	(3,140)
JPM	IP Group PLC	GBP	1,036,866	04/30/2026	SONIA	35 bps	1,035,014	(1,852)
JPM	JPM Global Emerging Markets Income Trust PLC	GBP	74,266	01/30/2026	SONIA	35 bps	75,006	740
JPM	JPMorgan Indian Investment Trust PLC	GBP	22,216	01/30/2026	SONIA	35 bps	22,625	409
JPM	Lowland Investment Company PLC	GBP	2,290,045	04/30/2026	SONIA	35 bps	2,306,004	15,959
JPM	Mercantile Investment Trust PLC	GBP	3,099,060	04/30/2026	SONIA	35 bps	3,142,188	43,128
JPM	Middlefield Canadian Income PC	GBP	1,864,980	03/31/2026	SONIA	35 bps	1,854,695	(10,285)
JPM	Monks Investment Trust PLC	GBP	2,167,617	04/30/2026	SONIA	35 bps	2,174,002	6,385
JPM	Murray Income Trust PLC	GBP	77,329	01/30/2026	SONIA	35 bps	76,728	(601)
JPM	North America Income Trust PLC	GBP	707,193	05/29/2026	SONIA	35 bps	713,470	6,277
JPM	Pacific Assets Trust PLC	GBP	451,168	01/30/2026	SONIA	35 bps	444,884	(6,284)
JPM	Pacific Horizon Investment Trust PLC	GBP	111,806	01/30/2026	SONIA	35 bps	111,979	173
JPM	Partners Group Private Equity, Ltd.	EUR	373,746	05/29/2026	ESTRON	40 bps	376,772	3,026
JPM	Polar Capital Technology Trust PLC	GBP	5,655,188	10/31/2025	SONIA	35 bps	5,792,065	136,877
JPM	PRS REIT PLC	GBP	76,198	12/31/2025	SONIA	35 bps	76,054	(144)
JPM	RIT Capital Partners PLC	GBP	1,682,920	11/28/2025	SONIA	35 bps	1,708,156	25,236
JPM	River & Mercantile UK Micro Cap Inv Co Ltd.	GBP	438,608	03/31/2026	SONIA	35 bps	438,608	-
JPM	RM Infrastructure Income PLC	GBP	219,537	06/30/2026	SONIA	35 bps	226,140	6,603
JPM	Schroder AsiaPacific Fund PLC	GBP	5,444	01/30/2026	SONIA	35 bps	5,435	(9)
JPM	Schroder UK Mid Cap Fund PLC	GBP	1,397,320	04/30/2026	SONIA	35 bps	1,438,907	41,587
JPM	Scottish American Investment Co. PLC	GBP	114,529	02/27/2026	SONIA	35 bps	114,751	222
JPM	Scottish Mortgage Investment Trust PLC	GBP	7,365,218	10/31/2025	SONIA	0 bps	7,508,829	143,611
JPM	Scottish Oriental Smaller Companies Trust PLC	GBP	33,875	01/30/2026	SONIA	35 bps	33,649	(226)
JPM	SDCL Efficiency Income Trust PLC	GBP	2,580,831	07/31/2026	SONIA	35 bps	2,608,433	27,602
JPM	Smithson Investment Trust PLC	GBP	8,183,115	03/31/2026	SONIA	35 bps	8,215,080	31,965
JPM	Syncona, Ltd.	GBP	685,897	07/31/2026	SONIA	35 bps	696,614	10,717

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Templeton EM Investment Trust PLC	GBP	645,272	05/29/2026	SONIA	35 bps	$645,272	$-
JPM	The Global Smaller Companies Trust PLC	GBP	495,453	03/31/2026	SONIA	35 bps	499,061	3,608
JPM	Third Point Investors, Ltd.	USD	497,691	04/30/2026	OBFR	40 bps	494,004	(3,687)
JPM	Utilico Emerging Markets Trust PLC	GBP	417,628	05/29/2026	SONIA	35 bps	421,094	3,466
JPM	VinaCapital Vietnam Opportunity Fund, Ltd.	GBP	445,354	01/30/2026	SONIA	35 bps	450,184	4,830
JPM	VPC Specialty Lending Investments PLC	GBP	161,589	04/30/2026	SONIA	35 bps	163,221	1,632
JPM	Workspace Group PLC	GBP	918,240	08/28/2026	SONIA	35 bps	922,760	4,520
JPM	Worldwide Healthcare Trust PLC	GBP	923,121	11/28/2025	SONIA	35 bps	937,891	14,770
Total Long Position Contracts							$104,669,127	$2,210,257

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	3i Group PLC	GBP	(92,575)	08/28/2026	SONIA	(30) bps	(92,866)	(291)
JPM	4imprint Group PLC	GBP	163,418	09/30/2026	SONIA	(0) bps	163,760	342
JPM	Aalberts NV	EUR	(69,890)	08/31/2026	ESTRON	(30) bps	(68,289)	1,601
JPM	AddTech AB	SEK	(130,584)	08/31/2026	STIBOR	(35) bps	(132,920)	(2,336)
JPM	Adyen NV	EUR	(278,819)	08/31/2026	ESTRON	(30) bps	(275,824)	2,995
JPM	AJ Bell PLC	GBP	(128,578)	08/28/2026	SONIA	(30) bps	(133,281)	(4,703)
JPM	Alfa Financial Software Holdings PLC	GBP	81,190	09/30/2026	SONIA	(0) bps	83,504	2,314
JPM	Alpha Group International PLC	GBP	(305,132)	08/28/2026	SONIA	(30) bps	(305,499)	(367)
JPM	Ambu A/S	DKK	(289,045)	08/31/2026	CIBOR	(35) bps	(277,795)	11,250
JPM	Argenx SE	EUR	(307,018)	08/31/2026	ESTRON	(30) bps	(354,766)	(47,748)
JPM	Ashtead Technology Holdings plc	GBP	77,787	09/30/2026	SONIA	(0) bps	76,163	(1,624)
JPM	ASML Holding NV	EUR	(170,632)	08/31/2026	ESTRON	(30) bps	(167,921)	2,711
JPM	Atlas Copco AB	SEK	(99,226)	08/31/2026	STIBOR	(35) bps	(97,369)	1,857
JPM	Auction Technology Group PLC	GBP	66,317	09/30/2026	SONIA	(0) bps	64,829	(1,488)
JPM	Aviva PLC	GBP	(66,149)	08/28/2026	SONIA	(30) bps	(66,787)	(638)
JPM	Babcock International Group PLC	GBP	(125,704)	08/28/2026	SONIA	(30) bps	(128,297)	(2,593)
JPM	Balfour Beatty PLC	GBP	(132,894)	08/28/2026	SONIA	(30) bps	(134,129)	(1,235)
JPM	Bankers Investment Trust PLC	GBP	(190,624)	08/28/2026	SONIA	(30) bps	(193,466)	(2,842)
JPM	BE Semiconductor Industries NV	EUR	254,980	09/30/2026	ESTRON	(0) bps	262,849	7,869
JPM	Beazley PLC	GBP	(91,326)	08/28/2026	SONIA	(30) bps	(90,667)	659
JPM	Bellway PLC	GBP	(178,563)	08/28/2026	SONIA	(30) bps	(177,707)	856
JPM	Bloomsbury Publishing PLC	GBP	162,682	09/30/2026	SONIA	(0) bps	158,737	(3,945)
JPM	BT Group PLC	GBP	(69,179)	08/28/2026	SONIA	(30) bps	(68,946)	233
JPM	Bytes Technology Group PLC	GBP	119,759	09/30/2026	SONIA	(0) bps	117,158	(2,601)
JPM	Cairn Homes PLC	GBP	(87,469)	08/28/2026	SONIA	(30) bps	(89,370)	(1,901)
JPM	Central Asia Metals PLC	GBP	50,424	09/30/2026	SONIA	(0) bps	51,654	1,230
JPM	Chemring Group PLC	GBP	(274,940)	08/28/2026	SONIA	(30) bps	(281,072)	(6,132)
JPM	Clarkson PLC	GBP	71,546	09/30/2026	SONIA	(0) bps	71,428	(118)
JPM	Coats Group PLC	GBP	69,248	09/30/2026	SONIA	(0) bps	70,170	922
JPM	Computacenter PLC	GBP	55,126	09/30/2026	SONIA	(0) bps	53,723	(1,403)
JPM	Cranswick PLC	GBP	(347,655)	08/28/2026	SONIA	(30) bps	(353,649)	(5,994)
JPM	Croda International PLC	GBP	(190,149)	08/28/2026	SONIA	(30) bps	(191,174)	(1,025)
JPM	CVS Group PLC	GBP	(114,477)	08/28/2026	SONIA	(30) bps	(113,005)	1,472

Quarterly Report | July 31, 2025	21

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Delivery Hero SE	EUR	(83,009)	08/31/2026	ESTRON	(30) bps	$(80,826)	$2,183
JPM	D'ieteren Group	EUR	(66,657)	08/31/2026	ESTRON	(30) bps	(65,452)	1,205
JPM	Diploma PLC	GBP	1,077,137	09/30/2026	SONIA	(0) bps	1,068,846	(8,291)
JPM	DiscoverIE Group PLC	GBP	220,569	09/30/2026	SONIA	(0) bps	215,152	(5,417)
JPM	DSM-Firmenich AG	EUR	(136,419)	08/31/2026	ESTRON	(30) bps	(134,071)	2,348
JPM	Dunelm Group PLC	GBP	(120,756)	08/28/2026	SONIA	(30) bps	(121,455)	(699)
JPM	E.ON SE	EUR	(103,013)	08/31/2026	ESTRON	(30) bps	(104,786)	(1,773)
JPM	EDP Renovaveis SA	EUR	54,211	09/30/2026	ESTRON	(0) bps	54,332	121
JPM	Elementis PLC	GBP	(67,049)	08/28/2026	SONIA	(30) bps	(72,194)	(5,145)
JPM	Enav SpA	EUR	(103,374)	08/31/2026	ESTRON	(30) bps	(100,961)	2,413
JPM	Enel SpA	EUR	(184,763)	08/31/2026	ESTRON	(30) bps	(185,941)	(1,178)
JPM	Entain PLC	GBP	55,878	09/30/2026	SONIA	(0) bps	55,293	(585)
JPM	Eurofins Scientific SE	EUR	(101,920)	08/31/2026	ESTRON	(30) bps	(103,177)	(1,257)
JPM	Ferrovial SE	EUR	50,113	09/30/2026	ESTRON	(0) bps	50,627	514
JPM	Fevertree Drinks PLC	GBP	(274,896)	08/28/2026	SONIA	(30) bps	(273,176)	1,720
JPM	Flutter Entertainment PLC	GBP	56,438	09/30/2026	SONIA	(0) bps	55,865	(573)
JPM	Future PLC	GBP	136,283	09/30/2026	SONIA	(0) bps	136,058	(225)
JPM	Games Workshop Group PLC	GBP	(317,465)	08/28/2026	SONIA	(30) bps	(321,411)	(3,946)
JPM	Gamma Communications PLC	GBP	149,420	09/30/2026	SONIA	(0) bps	146,644	(2,776)
JPM	GB Group PLC	GBP	185,036	09/30/2026	SONIA	(0) bps	181,837	(3,199)
JPM	Geberit AG	CHF	(474,624)	08/31/2026	SARON	(35) bps	(475,538)	(914)
JPM	Genuit Group PLC	GBP	(65,843)	08/28/2026	SONIA	(30) bps	(66,097)	(254)
JPM	GlobalData PLC	GBP	160,936	09/30/2026	SONIA	(0) bps	162,610	1,674
JPM	Grafton Group PLC	GBP	69,876	09/30/2026	SONIA	(0) bps	69,430	(446)
JPM	Halma PLC	GBP	(326,861)	08/28/2026	SONIA	(30) bps	(329,495)	(2,634)
JPM	Hermes International SCA	EUR	(86,841)	08/31/2026	ESTRON	(30) bps	(78,551)	8,290
JPM	Hill & Smith PLC	GBP	(242,549)	08/28/2026	SONIA	(30) bps	(247,388)	(4,839)
JPM	Hilton Food Group PLC	GBP	145,102	09/30/2026	SONIA	(0) bps	142,600	(2,502)
JPM	HMS Networks AB	SEK	(238,326)	08/31/2026	STIBOR	(35) bps	(225,426)	12,900
JPM	Hollywood Bowl Group PLC	GBP	127,759	09/30/2026	SONIA	(0) bps	128,051	292
JPM	Hunting PLC	GBP	76,408	09/30/2026	SONIA	(0) bps	76,913	505
JPM	Ibstock PLC	GBP	84,171	09/30/2026	SONIA	(0) bps	82,810	(1,361)
JPM	IMI PLC	GBP	(121,445)	08/28/2026	SONIA	(30) bps	(121,664)	(219)
JPM	Inficon Holding AG	CHF	(169,342)	08/31/2026	SARON	(35) bps	(152,037)	17,305
JPM	IntegraFin Holdings PLC	GBP	192,152	09/30/2026	SONIA	(0) bps	191,090	(1,062)
JPM	International Personal Finance PLC	GBP	66,162	09/30/2026	SONIA	(0) bps	66,971	809
JPM	Iren SpA	EUR	50,520	09/30/2026	ESTRON	(0) bps	52,578	2,058
JPM	Irish Continental Group PLC	EUR	424	09/30/2026	ESTRON	(0) bps	422	(2)
JPM	Ithaca Energy PLC	GBP	55,174	09/30/2026	SONIA	(0) bps	54,113	(1,061)
JPM	JET2 PLC	GBP	(210,731)	08/28/2026	SONIA	(30) bps	(212,034)	(1,303)
JPM	Johnson Service Group PLC	GBP	(135,110)	08/28/2026	SONIA	(30) bps	(138,444)	(3,334)
JPM	JTC PLC	GBP	114,362	09/30/2026	SONIA	(0) bps	99,727	(14,635)
JPM	Just Group PLC	GBP	221,427	09/30/2026	SONIA	(0) bps	130,731	(90,696)
JPM	Kering SA	EUR	(67,886)	08/31/2026	ESTRON	(30) bps	(69,180)	(1,294)
JPM	Kingspan Group PLC	EUR	(101,837)	08/31/2026	ESTRON	(30) bps	(98,910)	2,927
JPM	LondonMetric Property PLC	GBP	(79,221)	08/28/2026	SONIA	(30) bps	(79,180)	41
JPM	Luceco PLC	GBP	66,058	09/30/2026	SONIA	(0) bps	66,148	90

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	M&G PLC	GBP	(83,646)	08/28/2026	SONIA	(30) bps	$(84,813)	$(1,167)
JPM	ME Group International PLC	GBP	56,551	09/30/2026	SONIA	(0) bps	56,065	(486)
JPM	Melexis NV	EUR	(141,203)	08/31/2026	ESTRON	(30) bps	(140,890)	313
JPM	Molten Ventures PLC	GBP	144,695	09/30/2026	SONIA	(0) bps	149,947	5,252
JPM	Moncler SpA	EUR	(422,490)	08/31/2026	ESTRON	(30) bps	(416,544)	5,946
JPM	Mondi PLC	GBP	(78,962)	08/28/2026	SONIA	(30) bps	(69,463)	9,499
JPM	MONY Group PLC	GBP	62,118	09/30/2026	SONIA	(0) bps	62,836	718
JPM	Moonpig Group PLC	GBP	11,121	09/30/2026	SONIA	(0) bps	11,015	(106)
JPM	Morgan Sindall Group PLC	GBP	(402,736)	08/28/2026	SONIA	(30) bps	(400,989)	1,747
JPM	Mortgage Advice Bureau Holdings, Ltd.	GBP	93,741	09/30/2026	SONIA	(0) bps	93,722	(19)
JPM	National Grid PLC	GBP	(273,712)	08/28/2026	SONIA	(30) bps	(277,907)	(4,195)
JPM	Nemetschek SE	EUR	(339,644)	08/31/2026	ESTRON	(30) bps	(344,106)	(4,462)
JPM	OSB Group PLC	GBP	(85,543)	08/28/2026	SONIA	(30) bps	(87,270)	(1,727)
JPM	Oxford Instruments PLC	GBP	115,287	09/30/2026	SONIA	(0) bps	116,723	1,436
JPM	Paragon Banking Group PLC	GBP	(338,629)	08/28/2026	SONIA	(30) bps	(350,433)	(11,804)
JPM	PayPoint PLC	GBP	82,428	09/30/2026	SONIA	(0) bps	81,503	(925)
JPM	Phoenix Group Holdings PLC	GBP	(67,402)	08/28/2026	SONIA	(30) bps	(69,013)	(1,611)
JPM	Porvair PLC	GBP	102,507	09/30/2026	SONIA	(0) bps	102,611	104
JPM	Premier Foods PLC	GBP	143,585	09/30/2026	SONIA	(0) bps	142,595	(990)
JPM	Prosus NV	EUR	(152,945)	08/31/2026	ESTRON	(30) bps	(149,814)	3,131
JPM	Prysmian SpA	EUR	59,756	09/30/2026	ESTRON	(0) bps	58,301	(1,455)
JPM	QinetiQ Group PLC	GBP	(75,438)	08/28/2026	SONIA	(30) bps	(75,226)	212
JPM	Rational AG	EUR	(465,780)	08/31/2026	ESTRON	(30) bps	(454,411)	11,369
JPM	Recordati Industria Chimica e Farmaceutica SpA	EUR	(398,635)	08/31/2026	ESTRON	(30) bps	(370,004)	28,631
JPM	Reply SpA	EUR	(199,495)	08/31/2026	ESTRON	(30) bps	(198,485)	1,010
JPM	RWE AG	EUR	(85,946)	08/31/2026	ESTRON	(30) bps	(84,789)	1,157
JPM	Ryanair Holdings PLC	EUR	(102,030)	08/31/2026	ESTRON	(30) bps	(102,425)	(395)
JPM	Sabre Insurance Group PLC	GBP	54,724	09/30/2026	SONIA	(0) bps	52,783	(1,941)
JPM	Serco Group PLC	GBP	(126,432)	08/28/2026	SONIA	(30) bps	(127,285)	(853)
JPM	Serica Energy PLC	GBP	(82,920)	08/28/2026	SONIA	(30) bps	(79,969)	2,951
JPM	SGS SA	CHF	50,562	09/30/2026	SARON	(0) bps	50,637	75
JPM	SigmaRoc PLC	GBP	(148,811)	08/28/2026	SONIA	(30) bps	(147,533)	1,278
JPM	Sirius Real Estate, Ltd.	GBP	(110,317)	08/28/2026	SONIA	(30) bps	(111,930)	(1,613)
JPM	Snam SpA	EUR	53,753	09/30/2026	ESTRON	(0) bps	53,703	(50)
JPM	Spirax Group PLC	GBP	(389,929)	08/28/2026	SONIA	(30) bps	(399,370)	(9,441)
JPM	SSE PLC	GBP	(89,935)	08/28/2026	SONIA	(30) bps	(89,862)	73
JPM	Sword Group	EUR	60,191	09/30/2026	ESTRON	(0) bps	60,804	613
JPM	Telecom Plus PLC	GBP	318,250	09/30/2026	SONIA	(0) bps	310,640	(7,610)
JPM	Trustpilot Group PLC	GBP	247,727	09/30/2026	SONIA	(0) bps	242,314	(5,413)
JPM	Veolia Environnement SA	EUR	(146,789)	08/31/2026	ESTRON	(30) bps	(142,658)	4,131
JPM	Volution Group PLC	GBP	(217,583)	08/28/2026	SONIA	(30) bps	(219,219)	(1,636)
JPM	WH Smith PLC	GBP	64,475	09/30/2026	SONIA	(0) bps	64,324	(151)
JPM	Wise PLC	GBP	(372,983)	08/28/2026	SONIA	(30) bps	(374,459)	(1,476)
JPM	XPS Pensions Group PLC	GBP	(343,103)	08/28/2026	SONIA	(30) bps	(352,145)	(9,042)
JPM	YouGov PLC	GBP	46,965	09/30/2026	SONIA	(0) bps	47,279	314
Total Short Position Contracts							$(7,152,580)	$(145,506)

Quarterly Report | July 31, 2025	23

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2025 (Unaudited)

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in U.S. dollar equivalent.

Saba Capital Income & Opportunities Fund II	Notes to Consolidated Financial Statements

July 31, 2025 (Unaudited)

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the fair value hierarchy levels as of July 31, 2025. Refer to the Consolidated Schedule of Investments for additional details.

Investments in Securities, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$20,224,405	$-	$20,224,405
Senior Loans	-	20,177,589	-	20,177,589
Convertible Corporate Bonds	-	-	5,800,495	5,800,495
Mortgage-Backed Security	-	1,256,405	-	1,256,405
Common Stock	26,325,525	-	-	26,325,525
Closed End Funds	22,630,113	-	-	22,630,113
Investment Trusts	5,656,985	-	-	5,656,985
Preferred Stock	-	-	1,112,457	1,112,457
Participation Agreement	-	-	686,198	686,198
Private Funds*	-	-	-	40,961,571
Unit Trust	14,784,210	-	-	14,784,210
Special Purpose Acquisition Companies	8,839,967	-	7,935,059	16,775,026
Warrants**	810,113	-	2,370,796	3,180,909
Rights	23,140	-	-	23,140
Options***	5,357,620	-	-	5,357,620
Money Market Funds	21,276,220	-	-	21,276,220
Total	$105,703,893	$41,658,399	$17,905,005	$206,228,868

Securities Sold Short, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$9,320,301	$-	$9,320,301
Sovereign Debt Obligations	175,425,227	-	-	175,425,227
Common Stock	29,745,029	-	-	29,745,029
Closed End Funds	2,718,422	-	-	2,718,422
Exchange Traded Funds	51,997,321	-	-	51,997,321
Special Purpose Acquisition Companies	5,705,571	-	-	5,705,571
Total	$265,591,570	$9,320,301	$-	$274,911,871

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement For Future Equity Contracts	$-	$-	$2,423,851	$2,423,851
Forward Foreign Currency Contracts	-	778,054	-	778,054
Futures Contracts	14,027	-	-	14,027
Centrally Cleared Credit Default Swaps	-	16,295,501	-	16,295,501
TBA MBS forward contracts	-	390,626	-	390,626
Total Return Swaps	-	2,542,233	-	2,542,233
Total Assets	$14,027	$20,006,414	$2,423,851	$22,444,292

Liabilities
Forward Foreign Currency Contracts	$-	$2,337,391	$-	$2,337,391
Futures Contracts	1,047,979	-	-	1,047,979
Centrally Cleared Credit Default Swaps	-	8,136,397	-	8,136,397
Total Return Swaps	-	477,482	-	477,482
Total Liabilities	$1,047,979	$10,951,270	$-	$11,999,249

*	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) as practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

**	The Fund held Level 3 investments that are priced at $0.
***	All options held by the Fund are exchange traded listed options.

Quarterly Report | July 31, 2025	25